Guarantee	12 Months Ended
Mar. 31, 2022
Insurance [Abstract]
GUARANTEE

NOTE 19 – GUARANTEE

On April 12, 2021, Taizhou Suxuantang signed a financial guarantee agreement with Jiangsu Changjiang Commercial Bank for Taizhou Jiutian Pharmaceutical Co. Ltd. in borrowing of $441,689 (equivalent of RMB 2,800,000) for three-year period. On May 31, 2021, Taizhou Suxuantang signed a financial guarantee agreement with Bank of Nanjing for Taizhou Jiutian Pharmaceutical Co. Ltd. in borrowing of $536,337 (equivalent of RMB 3,400,000) for a one-year period. Taizhou Suxuantang is obliged to pay on behalf the related party the principal, interest, penalty and other expenses if Taizhou Jiutian Pharmaceutical Co. Ltd. defaults in payment. The Company did not charge financial guarantee fees over Taizhou Jiutian Pharmaceutical Co. Ltd.

On October 28, 2013, Taizhou Suxuantang signed a financial guarantee agreement with Fenlan Xu for Jianping Zhou in borrowing of $914,928 (equivalent of RMB 5,800,000) for an unlimited period. Taizhou Suxuantang and Taizhou Jiutian Pharmaceutical Co. Ltd. are obliged to pay on behalf the related party the principal, interest from January 1, 2021 to the actual date of payment, penalty and other expenses if Jianping Zhou defaults in payment. The Company did not charge financial guarantee fees over Jianping Zhou.

The Company has not made any payment under the above guarantee agreements for the year ended March 31, 2022.